Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Provision (Benefit) for Income Taxes
	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

Current income tax expense (benefit)	—	—	—
Deferred income tax expense (benefit)	—	(4,826,059)	—
	—	(4,826,059)	—

Schedule of Principal Components of Deferred Tax Assets and Liabilities
	December 31, 2013	December 31, 2014
Current deferred tax assets (liabilities):
Cost and expense accruals	847,197	1,352,773
Revenue recognition	84,241	401,436
Less: valuation allowance	(931,438)	(1,754,209)
Current deferred tax assets, net	—	—

Non-current deferred tax assets (liabilities):
Depreciation and amortization	72,477	92,195
Net operating loss carry forwards	25,247,628	22,017,057
Less: valuation allowance	(25,320,105)	(22,109,252)
Non-current deferred tax assets, net	—	—

Intangible assets	—	—
Non-current deferred tax liabilities	—	—

Schedule of Reconciliation between Statutory Tax Rate and Effective Tax Rate
	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

Statutory tax rate	25.0%	25.0%	25.0%
Differential statutory tax rates	(4.7)%	(5.0)%	(1.4)%
Non-deductible expenses	(1.5)%	(14.8)%	(1.1)%
Change in deferred tax liabilities	—	12.3%	—
Change in valuation allowance	(18.8)%	(5.2)%	(22.5)%
Effective tax rate	0.0%	12.3%	0.0%

Schedule of Movement of Valuation Allowances
	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

At beginning of year	(22,836,709)	(24,303,518)	(26,251,543)
Current year additions	(1,415,765)	(1,239,840)	(71,991)
Current year reversals	180,965	—	1,879,698
Effect of exchange rate changes	(232,009)	(708,185)	580,375
	(24,303,518)	(26,251,543)	(23,863,461)